OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 10,732	$ 10,999
Governmental institutions	6,832	3,682
Governments grants receivables	782	662
Hedging derivative	617	1,229
Other	503	512
Other current assets	$ 19,466	$ 17,084